SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended
	December 31, 2020	December 31, 2019
Segment Net Sales:
Cannabinoid	$2,511	$133
Non-Cannabinoid	9,606	7,701
Total Net Sales	12,117	7,834

Segment Profit (Loss):
Cannabinoid	(18,798)	(25,250)
Non-Cannabinoid	1,863	614
Total Loss	$(16,935)	$(24,636)

Reconciliation:
Total Segment Loss	(16,935)	(24,636)
Unallocated corporate expenses	(6,405)	(5,887)
Non-cash share based compensation	(1,652)	(1,522)
Depreciation and amortization	(1,854)	(1,480)
Herbal Brands acquisition related charges	—	(3,015)
Goodwill impairment	(1,682)	—
Loss from operations	$(28,528)	$(36,540)

Loss on debt extinguishment	2,360	3,374
Loss on fair value of derivative instrument	657	421
Loss on investments	464	756
Foreign exchange loss	491	1,575
Interest expense	4,455	2,684
Miscellaneous, net	(284)	534
Loss from operations before income taxes	$(36,671)	$(45,884)
	December 31, 2020	December 31, 2019
Long-lived assets
Cannabinoid	$25,485	$24,209
Non-Cannabinoid	176	207
Other(a)	19	16
	$25,680	$24,432

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

Schedule of Disaggregation of Revenue by Channel
	Year ended
	December 31, 2020	December 31, 2019
Mass retail	$6,879	$3,318
Specialty, health and other retail	689	1,235
Distributors	4,036	2,397
E-commerce	513	885
	$12,117	$7,834